SALIENT MF TRUST

4265 San Felipe, 8th Floor

Houston, Texas 77027

June 13, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Salient MF Trust (“Registrant”)

File Nos.: 333-180225 and 811-22678

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497(e) supplement filed and dated May 29, 2019 to the Salient MF Trust Class A, Class C, Class I, Class F Prospectus and the Salient MF Trust Class R6 Prospectus, each dated May 1, 2019 (Accession Number: 0001193125-19-159290) (the “Funds”). The purpose of this filing is to submit the Funds’ May 29, 2019 497(e) filing in XBRL.

If you have any questions regarding this filing, please contact me at the Registrant’s service provider, ALPS Fund Services, Inc., via telephone at (720) 917-0566 or via email at vilma.valdez@alpsinc.com.

Sincerely,

/s/ Vilma V. DeVooght
Vilma V. DeVooght, Esq.

Enclosures

cc:	Jonathan DePriest, Executive Vice President and General Counsel, Salient Partners, L.P.

Paul Bachtold, Chief Compliance Officer, Forward Funds and Salient MF Trust

Barbara H. Tolle, Treasurer, Forward Funds and Salient MF Trust

George J. Zornada, Esq., K&L Gates LLP

Richard F. Kerr, Esq., K&L Gates LLP